Income Taxes (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 16, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Federal statutory rate		21.00%	21.00%	21.00%	21.00%
Valuation allowance				$ 1,500,000	$ 1,600,000
Total income tax expense				100,000	200,000
Federal net operating loss carryforwards				123,000,000	124,500,000
State net operating loss carryforwards				101,600,000	100,800,000
federal net operating loss				27,700,000
Federal research and development income tax credit carryforwards				2,500,000	2,200,000
Foreign tax credit carryforwards				200,000	200,000
Pre-change Federal				56,200,000
Pre-change state losses				53,600,000
Federal credits				800,000
State research credits				600,000
Gross uncertain income tax benefits				1,000,000	800,000
Research and development income tax credit				100,000	100,000
California [Member]
Income Taxes (Details) [Line Items]
Research and development income tax credit carryforwards				$ 2,100,000	$ 1,900,000
Roth CH Acquisition IV Co. [Member]
Income Taxes (Details) [Line Items]
Federal statutory rate	1.00%	21.00%	21.00%	21.00%	21.00%
Federal net operating loss carryovers				$ 0	$ 147,184
Valuation allowance				173,794	84,534
Federal net operating loss carryforwards				395,019
State net operating loss carryforwards
Gross uncertain income tax benefits				$ (64,545)